CORPORATE RESTRUCTURING COSTS - Schedule of Change In Restructuring Liability (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	CAD 99	CAD 87
Restructuring charges	6	44
Cash payments	(43)	(32)
Restructuring Liability as at the end of period	62	99	CAD 87
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	36	60
Restructuring charges	0	0	209
Cash payments	(27)	(24)
Restructuring Liability as at the end of period	9	36	60
Lease Commitments
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	63	27
Restructuring charges	6	44
Cash payments	(16)	(8)
Restructuring Liability as at the end of period	CAD 53	CAD 63	CAD 27